UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5930

Nuveen California Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Performance Plus Municipal Fund, Inc. (NCP)
	November 30, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 6.6% (4.8% of Total Investments)
$ 455	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BB+	$ 448,298
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BB–	2,800,710
	Bonds, Series 2007A-1, 5.750%, 6/01/47
12,135	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BB–	10,851,115
	Bonds, Series 2007A-2, 5.300%, 6/01/37
15,590	Total Consumer Staples			14,100,123
	Education and Civic Organizations – 4.5% (3.2% of Total Investments)
160	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A,	10/15 at 100.00	A3	168,298
	5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
110	5.000%, 11/01/21	11/15 at 100.00	A2	119,779
150	5.000%, 11/01/25	11/15 at 100.00	A2	162,444
2,645	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	3,413,108
	Tender Option Bond Trust 1065, 9.296%, 3/01/33 (IF)
4,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa2	4,152,040
	5.000%, 9/01/34
1,585	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.125%, 5/15/17 –	5/13 at 100.00	Aa1	1,621,106
	AMBAC Insured
8,650	Total Education and Civic Organizations			9,636,775
	Health Care – 26.2% (18.8% of Total Investments)
7,885	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital Los	7/20 at 100.00	AA–	8,678,545
	Angeles, Series 2010A, 5.250%, 7/01/38 – AGC Insured
810	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	A+	904,932
	San Diego, Series 2011, 5.250%, 8/15/41
2,320	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	2,598,887
	5.250%, 11/15/46 (UB)
1,200	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B,	8/20 at 100.00	AA–	1,471,524
	6.000%, 8/15/42
1,000	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2	1,133,420
	2010A, 5.750%, 7/01/40
1,650	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	BBB	1,726,775
	of Central California, Series 2007, 5.250%, 2/01/46
4,000	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	4,282,600
	West, Series 2005A, 5.000%, 3/01/35
1,250	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los	8/17 at 100.00	BBB+	1,325,388
	Angeles, Series 2007, 5.000%, 8/15/47
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
4,000	5.250%, 7/01/24	7/15 at 100.00	BBB	4,200,320
1,000	5.250%, 7/01/30	7/15 at 100.00	BBB	1,039,990
1,755	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	1,964,845
	Series 2001C, 5.250%, 8/01/31
1,250	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	4/17 at 100.00	A+	1,375,388
	Series 2007A, 4.750%, 4/01/33
1,355	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A1	1,526,380
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
1,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	AA–	1,095,270
	2005A, 5.000%, 11/15/43
4,045	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	AA–	4,430,367
	2005A, 5.000%, 11/15/43 (UB) (4)
895	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA–	1,477,180
	System, Trust 2554, 18.294%, 7/01/47 – AGM Insured (IF)
1,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/15 at 100.00	BBB	1,028,290
	2005A, 5.000%, 12/01/23
1,750	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	2,075,045
	2008A, 8.250%, 12/01/38
5,000	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011,	1/21 at 100.00	A	5,576,050
	5.250%, 1/01/42
2,900	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	3,198,149
	6.000%, 11/01/41
1,600	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/17 at 101.00	Aa2	1,745,552
	2009E, 5.000%, 5/15/38
2,350	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series	1/21 at 100.00	A	2,825,264
	2011, 6.500%, 1/01/41
50,015	Total Health Care			55,680,161
	Housing/Multifamily – 3.0% (2.2% of Total Investments)
1,145	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	1,283,705
	Series 2010A, 6.400%, 8/15/45
1,160	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	1,248,450
	Series 2012A, 5.500%, 8/15/47
3,915	Los Angeles, California, GNMA Collateralized Multifamily Housing Revenue Bonds, Ridgecroft	3/13 at 100.00	AA+	3,918,954
	Apartments, Series 1997E, 6.250%, 9/20/39 (Alternative Minimum Tax)
6,220	Total Housing/Multifamily			6,451,109
	Housing/Single Family – 0.1% (0.1% of Total Investments)
175	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 –	2/16 at 100.00	BBB	183,118
	FGIC Insured (Alternative Minimum Tax)
	Long-Term Care – 1.6% (1.2% of Total Investments)
3,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	A–	3,441,900
	Bonds, Channing House, Series 2010, 6.125%, 5/15/40
	Tax Obligation/General – 21.3% (15.3% of Total Investments)
500	California State, General Obligation Bonds, Series 2004, 5.000%, 2/01/23	2/14 at 100.00	A1	526,010
3,200	California State, General Obligation Bonds, Various Purpose Series 2008, 5.125%, 4/01/33	4/18 at 100.00	A1	3,664,384
5,750	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	7,265,354
	California State, General Obligation Bonds, Various Purpose Series 2010:
3,000	6.000%, 3/01/33	3/20 at 100.00	A1	3,861,270
2,000	5.250%, 11/01/40	11/20 at 100.00	A1	2,398,460
3,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	A1	3,473,910
3,500	California State, General Obligation Bonds, Various Purpose Series 2012, 5.000%, 4/01/42	4/22 at 100.00	A1	4,077,010
3,550	Centinela Valley Union High School District, Los Angeles County, California, General	No Opt. Call	AA–	4,357,874
	Obligation Bonds, Series 2002A, 5.250%, 2/01/26 – NPFG Insured
1,400	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,	8/14 at 102.00	Aa2	1,537,354
	General Obligation Bonds, Series 2006C, 5.000%, 8/01/24 – AGM Insured (UB)
4,765	North Orange County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aa1	2,737,159
	2003B, 0.000%, 8/01/27 – FGIC Insured
2,575	Oxnard School District, Ventura County, California, General Obligation Refunding Bonds, Series	2/22 at 103.00	A+	3,115,132
	2001A, 5.750%, 8/01/30 – NPFG Insured
	Riverside Community College District, California, General Obligation Bonds, Series 2004A:
15	5.250%, 8/01/25 – NPFG Insured	8/14 at 100.00	AA	16,100
20	5.250%, 8/01/26 – NPFG Insured	8/14 at 100.00	AA	21,510
325	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA	358,202
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
1,850	San Juan Capistano, California, General Obligation Bonds, Open Space Program, Tender Option	No Opt. Call	AAA	3,161,206
	Bond Trust 3646, 17.961%, 8/01/17 (IF)
2,200	Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo Counties,	No Opt. Call	Aa3	3,059,342
	California, General Obligation Bonds, Series 2003B, 5.625%, 8/01/24 – AGM Insured
1,440	Southwestern Community College District, San Diego County, California, General Obligation	8/15 at 102.00	AA–	1,626,192
	Bonds, Series 2005, 5.000%, 8/01/24 – NPFG Insured
39,090	Total Tax Obligation/General			45,256,469
	Tax Obligation/Limited – 43.5% (31.2% of Total Investments)
5,045	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	2/13 at 100.00	A2	5,063,667
	2002A, 5.250%, 3/01/22 – AMBAC Insured
1,575	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	12/13 at 100.00	A2	1,645,812
	Series 2003D, 5.500%, 6/01/20
3,010	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A2	3,213,205
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/19
3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	3,641,640
	2009G-1, 5.750%, 10/01/30
6,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	No Opt. Call	A2	7,025,640
	2012G, 5.000%, 11/01/31
1,295	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aa3	1,391,452
400	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	BBB	416,020
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,210	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	1,245,719
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
2,000	Coachella Valley Unified School District, Riverside County, California, Certificates of	9/16 at 100.00	N/R	2,050,700
	Participation, Series 2007, 5.000%, 9/01/31 – AMBAC Insured
2,500	Corona Public Financing Authority, California, Superior Lien Revenue Bonds, Series 1999A,	3/13 at 100.00	AA–	2,528,300
	5.000%, 9/01/20 – AGM Insured
585	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba	3/13 at 101.00	BBB+	589,586
	Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Refunding
	Series 2001, 5.000%, 9/01/31 – NPFG Insured
810	Fontana Redevelopment Agancy, Jurupa Hills Redevelopment Project, California, Tax Allocation	4/13 at 100.00	A–	814,747
	Refunding Bonds, 1997 Series A, 5.500%, 10/01/27
1,045	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	N/R	1,092,443
	Series 2006, 5.250%, 9/01/36 – SYNCORA GTY Insured
1,750	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	BB+	1,727,145
	5.000%, 9/01/25 – SYNCORA GTY Insured
	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment
	Project, Subordinate Lien Series 2007A-1:
400	5.000%, 5/01/24 – AMBAC Insured	5/17 at 100.00	BBB+	414,896
330	5.000%, 5/01/25 – AMBAC Insured	5/17 at 100.00	BBB+	340,940
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
185	5.000%, 9/01/26	9/16 at 100.00	N/R	191,013
425	5.125%, 9/01/36	9/16 at 100.00	N/R	436,560
730	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	754,287
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
10,000	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Series	9/16 at 100.00	BBB	10,607,599
	2006B, 5.000%, 9/01/31 – FGIC Insured
4,000	Los Angeles Municipal Improvement Corporation, California, Lease Revenue Bonds, Police	1/17 at 100.00	A+	4,244,280
	Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured
1,625	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series	9/21 at 100.00	A–	1,957,475
	2011A, 6.750%, 9/01/26
1,395	Moreno Valley Unified School District, Riverside County, California, Certificates of	3/14 at 100.00	AA–	1,469,563
	Participation, Series 2005, 5.000%, 3/01/22 – AGM Insured
3,500	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 5.000%, 8/01/37 –	8/17 at 100.00	A–	3,612,175
	NPFG Insured
400	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	510,300
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
1,000	Norco Redevelopment Agency, California, Tax Allocation Bonds, Project Area 1, Refunding,	3/14 at 100.00	N/R	1,005,350
	School District Pass-Through, Series 2004, 5.000%, 3/01/32 – RAAI Insured
2,500	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1,	3/20 at 100.00	A	2,807,450
	Refunding Series 2010, 5.875%, 3/01/32
150	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	178,004
	Project, Series 2011, 6.750%, 9/01/40
1,000	Paramount Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1,	8/13 at 100.00	A–	1,023,700
	Series 2003, 5.000%, 8/01/23 – NPFG Insured
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
135	6.000%, 9/01/33	3/13 at 103.00	N/R	139,467
300	6.125%, 9/01/41	3/13 at 103.00	N/R	309,831
2,370	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	2,620,319
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
480	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	560,789
	2011A, 5.750%, 9/01/30
350	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	357,049
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
1,500	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/15 at 100.00	BBB	1,505,790
	Projects, Series 2005A, 5.000%, 10/01/37 – SYNCORA GTY Insured
85	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	98,147
	Area, Series 2011B, 6.500%, 10/01/25
1,445	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2010A,	10/20 at 100.00	A–	1,630,943
	6.000%, 10/01/39
710	Rohnert Park Community Development Commission, California, Redevelopment Project Tax	8/17 at 100.00	A–	732,756
	Allocation Bonds, Series 2007R, 5.000%, 8/01/37 – FGIC Insured
435	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	444,718
	8/01/25 – AMBAC Insured
1,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A1	1,169,490
	5.400%, 11/01/20 – NPFG Insured
1,000	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/22 at 100.00	AAA	1,190,920
	Series 2012A, 5.000%, 4/01/42
500	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	8/19 at 100.00	A–	592,915
	Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39
70	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	85,012
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
70	7.000%, 8/01/33	2/21 at 100.00	BBB	83,185
85	7.000%, 8/01/41	2/21 at 100.00	BBB	99,703
370	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/14 at 100.00	BBB	372,316
	Project, Series 2004A, 4.360%, 8/01/16 – NPFG Insured
655	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	673,333
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2006D:
335	5.000%, 8/01/19 – AMBAC Insured	8/17 at 100.00	BBB	343,382
835	5.000%, 8/01/23 – AMBAC Insured	8/17 at 100.00	BBB	850,949
5,000	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 2 and	8/15 at 100.00	A–	5,135,950
	3, Series 2005C, 5.000%, 8/01/35 – AMBAC Insured
	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,
	Series 2003:
2,695	5.000%, 6/01/20 – NPFG Insured	6/13 at 100.00	A	2,749,304
1,500	5.000%, 6/01/21 – NPFG Insured	6/13 at 100.00	A	1,530,225
120	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	135,142
	7.000%, 10/01/26
	Sweetwater Union High School District, San Diego County, California, Certificates of
	Participation, Series 2002:
2,000	5.000%, 9/01/23 – AGM Insured	9/13 at 101.00	AA–	2,044,240
4,015	5.000%, 9/01/24 – AGM Insured	9/14 at 100.00	AA–	4,103,250
400	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	12/21 at 100.00	A	502,956
	Redevelopment Project, Subordinate Lien Series 2011, 6.875%, 12/01/33
205	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	251,457
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.000%, 9/01/26
86,530	Total Tax Obligation/Limited			92,313,206
	Transportation – 5.3% (3.8% of Total Investments)
1,430	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	1,640,067
	2006F, Trust 1058, 5.000%, 4/01/31 (UB)
1,890	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	4/18 at 100.00	AA	2,935,000
	Option Bond Trust 3211, 13.548%, 10/01/32 (IF)
6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	6,698,250
	Bonds, Series 1999, 5.875%, 1/15/29
9,820	Total Transportation			11,273,317
	U.S. Guaranteed – 12.8% (9.2% of Total Investments) (5)
5,360	California Infrastructure and Economic Development Bank, First Lien Revenue Bonds, San	No Opt. Call	Aaa	7,149,649
	Francisco Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/23 – AGM Insured (ETM)
400	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aaa	429,756
	(Pre-refunded 7/01/14)
4,000	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage	No Opt. Call	Aaa	5,464,000
	Revenue Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	Aaa	3,098,730
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
4,770	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2004C,	7/14 at 100.00	AA (5)	5,145,304
	5.250%, 7/01/20 (Pre-refunded 7/01/14) – NPFG Insured
290	Rohnert Park Community Development Commission, California, Redevelopment Project Tax	8/17 at 100.00	BBB (5)	325,029
	Allocation Bonds, Series 2007R, 5.000%, 8/01/37 – FGIC Insured (ETM)
4,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	Aa2 (5)	4,149,840
	Series 2003E, 5.250%, 7/01/22 – AGM Insured
750	San Mateo Union High School District, San Mateo County, California, Certificates of Participation,	12/17 at 100.00	AA- (5)	910,268
	Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured
	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A:
345	5.125%, 5/15/17 (Pre-refunded 5/15/13) – AMBAC Insured	5/13 at 100.00	Aa1 (5)	352,635
70	5.125%, 5/15/17 (Pre-refunded 5/15/13) – AMBAC Insured	5/13 at 100.00	Aa1 (5)	71,575
22,985	Total U.S. Guaranteed			27,096,786
	Utilities – 6.8% (4.9% of Total Investments)
4,210	California Statewide Community Development Authority, Certificates of Participation Refunding,	6/13 at 100.00	N/R	4,162,217
	Rio Bravo Fresno Project, Series 1999A, 6.500%, 12/01/18
2,140	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	2,674,422
	2007A, 5.500%, 11/15/37
725	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AA–	745,438
	2003A-2, 5.000%, 7/01/21 – NPFG Insured
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	Aa3	549,780
	2005A-1, 5.000%, 7/01/31 – AGM Insured (UB)
715	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	741,584
	9/01/31 – SYNCORA GTY Insured
5,365	Orange County Public Financing Authority, California, Waste Management System Revenue	No Opt. Call	A1	5,616,243
	Refunding Bonds, Series 1997, 5.250%, 12/01/13 – AMBAC Insured (Alternative Minimum Tax)
13,655	Total Utilities			14,489,684
	Water and Sewer – 7.4% (5.3% of Total Investments)
1,000	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	10/13 at 100.00	AA–	1,034,600
	Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – AGM Insured
2,500	Central Basin Municipal Water District, California, Certificates of Participation, Tender	2/20 at 100.00	AA	3,846,700
	Option Bond Trust 3152, 17.610%, 8/01/33 – AGC Insured (IF)
1,950	East Valley Water District Financing Authority, California, Refunding Revenue Bonds, Series	10/20 at 100.00	AA–	2,212,451
	2010, 5.000%, 10/01/40
2,500	El Centro Financing Authority, California, Water Revenue Bonds, Series 2006A, 4.750%, 10/01/31 –	10/16 at 100.00	AA–	2,772,325
	AGM Insured
2,000	Metropolitan Water District of Southern California, Water Revenue Bonds, 2006 Authorization	7/17 at 100.00	AAA	2,312,940
	Series 2007A, 5.000%, 7/01/37
2,500	Pajaro Valley Water Management Agency, California, Revenue Certificates of Participation,	3/13 at 100.00	BBB	2,502,025
	Series 1999A, 5.750%, 3/01/29 – AMBAC Insured
945	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems	7/13 at 100.00	A+	953,439
	Project, Series 2003, 5.625%, 7/01/43
13,395	Total Water and Sewer			15,634,480
$ 269,125	Total Investments (cost $267,728,581) – 139.1%			295,557,128
	Floating Rate Obligations – (2.9)%			(6,180,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (38.1)% (6)			(81,000,000)
	Other Assets Less Liabilities – 1.9%			4,051,754
	Net Assets Applicable to Common Shares – 100%			$ 212,428,882

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:*
Municipal Bonds	$ —	$295,557,128	$ —	$295,557,128
* Refer to the Fund’s Portfolio of Investments for industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2012, the cost of investments was $261,195,038.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2012, were as follows:

Gross unrealized:
Appreciation	$29,521,600
Depreciation	(1,338,059)
Net unrealized appreciation (depreciation) of investments	$28,183,541

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor’s"), Moody’s Investor Service, Inc.
("Moody’s") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 27.4%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Performance Plus Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         January 29, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         January 29, 2013